SSgA Bond Market Fund
FUND SUMMARY SSgA BOND MARKET FUND
INVESTMENT OBJECTIVE
SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Bond Market Fund Class R, SSgA Bond Market Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Bond Market Fund Class R, SSgA Bond Market Fund
Management Fee		0.30%
Distribution and Shareholder Service (12b-1) Fees	[1]	0.55%
Other Expenses		0.88%
Acquired Fund Fee and Expenses (fees and expenses incurred indirectly by the fund as a result of an investment in shares of one or more acquired funds)		0.01%
Total Annual Fund Operating Expenses	[2]	1.74%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.73%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.01%
[1]	The fund's investment advisor and distributor are contractually obligated until December 31, 2012 to waive the management fees and the distribution and service (12b-1) fees and otherwise reimburse the fund for expenses to the extent necessary to ensure that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) of Class R shares of the fund do not exceed 1.00% of average daily net assets of Class R shares on an annual basis.
[2]	Due to subsequent events, Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights.

EXAMPLE

This example is intended to help you compare the cost of investing in the Class R Shares of fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R Shares of the fund for the time periods indicated, and then redeem all of your Class R Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Bond Market Fund Class R, SSgA Bond Market Fund	103	477	875	1,991

PORTFOLIO TURNOVER

The fund pays transaction costs, typically reflected in a bond’s purchase or sale price, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 447% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments. The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark. The fund then selects other securities, which may be securities inside or outside of the benchmark, to overweight or underweight certain industries and sectors represented in the benchmark. The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark. The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in investment grade debt instruments. Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including swaps, futures and options; and asset-backed securities, including asset-backed commercial paper and mortgage-related securities. Such instruments typically are denominated in U.S. dollars. The fund may also invest in high yield bonds commonly referred to as “junk bonds.” High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount to their face value and thereby provide opportunities to the fund for capital appreciation. The fund may buy or sell securities on a forward commitment, delayed-delivery or when-issued basis. These transactions involve the purchase or sale of securities by a fund at an established price with payment or delivery taking place in the future. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Debt Instruments.

•   Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•   Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•   Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•   Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

• Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

• Significant Exposure to U.S. Government Agencies and Financial Institutions. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies. Similarly, events that would affect the market value of instruments issued by one financial institution, including repurchase agreements, may adversely affect the market value of instruments issued by similarly situated financial institutions.

• Mortgage-Related and Other Asset-Backed Securities. Defaults on the underlying assets of the mortgage-related and other asset-backed securities held by the fund may impair the value of those securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets. These securities also present a higher degree of prepayment risk and extension risk than do other types of fixed income securities.

• Non-Investment Grade Securities. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. High yield bonds generally are not as sensitive to interest rate changes as investment grade bonds.

• Foreign Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments. Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds. The value of non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

• Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

• Forward-Commitment, When-Issued and Delayed-Delivery Securities. Forward-commitment, delayed-delivery and when-issued transactions involve a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Bond Market Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

September 30, 2002: 4.68%	December 31, 2007: (5.67)%	September 30, 2011: 5.50%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA Bond Market Fund Class R, SSgA Bond Market Fund	Column		Label	1 Year		5 Years		10 Years
Return Before Taxes	SSgA Bond Market Fund Class R Shares	[1]	Return Before Taxes	7.26%	[2]	1.84%	[2]	3.52%	[2]
Return After Taxes on Distributions	SSgA Bond Market Fund Class R Shares	[1]	Return After Taxes on Distributions	6.04%	[2]	0.31%	[2]	1.86%	[2]
Return After Taxes on Distributions and Sale of Fund Shares	SSgA Bond Market Fund Class R Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	4.70%	[2]	0.66%	[2]	2.03%	[2]
Barclays Capital U.S. Aggregate Bond Index			Barclays Capital U.S. Aggregate Bond Index	6.54%		5.80%		5.84%
[1]	Class R Shares began operating on May 14, 2004. Performance for the fund's Class R Shares before inception is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.
[2]	The returns would have been lower without the contractual expense waiver and/or reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA Small Cap Fund
FUND SUMMARY SSgA SMALL CAP FUND
INVESTMENT OBJECTIVE
SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Small Cap Fund Class R, SSgA Small Cap Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Small Cap Fund Class R, SSgA Small Cap Fund
Management Fee		0.75%
Distribution and Shareholder Service (12b-1) Fees	[1]	0.70%
Other Expenses		2.41%
Total Annual Fund Operating Expenses		3.86%
Less Fee Waivers and/or Expense Reimbursements	[1]	(2.26%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.60%
[1]	The fund's investment advisor and distributor are contractually obligated until December 31, 2012 to waive the management fees and the distribution and service (12b-1) fees and otherwise to reimburse the fund for expenses to the extent necessary to ensure that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) of Class R shares of the fund do not exceed 1.60% of average daily net assets of Class R shares on an annual basis.

EXAMPLE

This example is intended to help you compare the cost of investing in the Class R Shares of fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R Shares of the fund for the time periods indicated, and then redeem all of your Class R Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Small Cap Fund Class R, SSgA Small Cap Fund	163	970	1,796	3,945

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 179% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies in the Russell 2000® Index, the fund’s benchmark. The fund may from time to time invest up to 20% of its assets in equity securities not included in the Russell 2000® Index. The equity securities invested in by the fund are comprised primarily of common stocks and may include IPOs.

To manage the fund’s portfolio, the fund’s advisor employs a proprietary quantitative multi-factor stock-selection model. The model evaluates the relative attractiveness of each eligible security based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and share price momentum), and other quantitative metrics to past performance, and then rank them in the order of their attractiveness as fund investments. The model determines the specific securities that the fund invests in, the quantity of a security held by the fund and whether to overweight or underweight certain securities, industries or sectors relative to the benchmark based on an evaluation of a security’s relative return and risk attractiveness.

The fund periodically rebalances its portfolio to reflect movements in the underlying factors used by the model and changes predicted by the model. The model may periodically adjust the quantitative metrics used based on an evaluation of macroeconomic conditions. The advisor also regularly reexamines the model and may make updates and adjustments to the economic and financial conditions and other quantitative metrics considered, and to the weightings among them.

From time to time, the advisor may make a qualitative judgment and deviate from the model, but only for events that are not quantifiable by the model.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment advisor, in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Equity Securities.

•   Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•   Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

• Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

• Small-Capitalization Securities. Investments in small-capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

• Value Stocks. Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks. These stocks may continue to be inexpensive for long periods of time and they may never realize their full value.

• Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

• Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Small Cap Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 19.46%	December 31, 2008: : (25.89)%	September 30, 2011: (11.55)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA Small Cap Fund Class R, SSgA Small Cap Fund	Column		Label	1 Year		5 Years		10 Years
Return Before Taxes	SSgA Small Cap Fund Class R Shares	[1]	Return Before Taxes	25.38%	[2]	(3.64%)	[2]	2.34%	[2]
Return After Taxes on Distributions	SSgA Small Cap Fund Class R Shares	[1]	Return After Taxes on Distributions	25.38%	[2]	(4.19%)	[2]	1.90%	[2]
Return After Taxes on Distributions and Sale of Fund Shares	SSgA Small Cap Fund Class R Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	16.50%	[2]	(3.05%)	[2]	2.02%	[2]
Russell 2000 Index			Russell 2000® Index	26.86%		4.47%		6.33%
[1]	Class R Shares began operating on May 14, 2004. Performance for the fund's Class R Shares before inception is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.
[2]	The returns would have been lower without the contractual expense waiver and/or reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA International Stock Selection Fund
FUND SUMMARY SSgA INTERNATIONAL STOCK SELECTION FUND
INVESTMENT OBJECTIVE
SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA International Stock Selection Fund Class R, SSgA International Stock Selection Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA International Stock Selection Fund Class R, SSgA International Stock Selection Fund
Management Fee		0.75%
Distribution and Shareholder Service (12b-1) Fees	[1]	0.70%
Other Expenses		0.19%
Total Annual Fund Operating Expenses		1.64%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.60%
[1]	The fund's investment advisor and distributor are contractually obligated until December 31, 2012 to waive the management fees and the distribution and service (12b-1) fees and otherwise to reimburse the fund for expenses to the extent necessary to ensure that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) of Class R shares of the fund do not exceed 1.60% of average daily net assets of Class R shares on an annual basis.

EXAMPLE

This example is intended to help you compare the cost of investing in the Class R Shares of fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R Shares of the fund for the time periods indicated, and then redeem all of your Class R Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA International Stock Selection Fund Class R, SSgA International Stock Selection Fund	163	513	888	1,940

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies in the countries and industries represented in the MSCI EAFE Index, the fund’s benchmark.

The fund’s advisor employs a proprietary quantitative stock-selection model. This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells. In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance. Additionally the model may also incorporate an element to evaluate the macroeconomic environment for a portion of the model determined by prevailing market conditions. This element allows a disciplined approach to seek to be adaptive to the macroeconomic environment and respond to changing conditions. The quantitative model allows the advisor to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a portfolio that is drawn primarily from securities in the fund’s benchmark. The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark. The fund’s investment universe is the securities in the MSCI EAFE Universe, which is broader than the fund’s benchmark. The fund periodically rebalances its portfolio to reflect movements in the underlying factors. The advisor regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds in order to manage its cash. The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Equity Securities.

•  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

•  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

• Use of a Quantitative Strategy. A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance. Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

• Foreign Securities, including Emerging Market Securities. To the extent the fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

• Sector. The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

• Derivatives. The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value of the instrument may not increase or decrease as expected.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA International Stock Selection Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2009: 20.27%	September 30, 2008: (20.45)%	September 30, 2011: (18.64)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA International Stock Selection Fund Class R, SSgA International Stock Selection Fund	Column		Label	1 Year		5 Years		10 Years
Return Before Taxes	SSgA International Stock Selection Fund Class R Shares	[1]	Return Before Taxes	7.32%	[2]	1.15%	[2]	3.69%	[2]
Return After Taxes on Distributions	SSgA International Stock Selection Fund Class R Shares	[1]	Return After Taxes on Distributions	6.51%	[2]	0.71%	[2]	3.32%	[2]
Return After Taxes on Distributions and Sale of Fund Shares	SSgA International Stock Selection Fund Class R Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	4.74%	[2]	1.02%	[2]	3.18%	[2]
MSCI EAFE Net Dividend Index			MSCI® EAFE® Net Dividend Index	7.75%		2.46%		3.50%
[1]	Class R Shares began operating on May 14, 2004. Performance for the fund's Class R Shares before inception is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.
[2]	The returns would have been lower without the contractual expense waiver and/or reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA Life Solutions Balanced Fund
FUND SUMMARY SSgA LIFE SOLUTIONS BALANCED FUND
INVESTMENT OBJECTIVE
SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Life Solutions Balanced Fund Class R, SSgA Life Solutions Balanced Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Life Solutions Balanced Fund Class R, SSgA Life Solutions Balanced Fund
Management Fee		none
Distribution and Shareholder Service (12b-1) Fees		0.62%
Other Expenses		3.39%
Acquired Fund Fees and Expenses		0.37%
Total Annual Fund Operating Expenses	[1][2]	4.38%
Fee Waivers and/or Expense Reimbursements		none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	4.38%
[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the fund as a result of its investments in underlying funds. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights because the ratio does not include the underlying funds' fees and expenses.
[2]	Due to subsequent events, Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights.

EXAMPLE

This example is intended to help you compare the cost of investing in the Class R Shares of fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R Shares of the fund for the time periods indicated, and then redeem all of your Class R Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Life Solutions Balanced Fund Class R, SSgA Life Solutions Balanced Fund	439	1,367	2,302	4,673

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Balanced Fund is a fund-of-funds, and generally invests substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities. The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds. From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Equity Securities.

•  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

•  Liquidity Risk—The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

• Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds. A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

• Sector. The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

• Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium-capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

• Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

• Foreign Securities, including Emerging Market Securities. To the extent the fund or an underlying fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

• Bonds. To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

• Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

• ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Life Solutions Balanced Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 13.37%	December 31, 2008: (10.21)%	September 30, 2011: (5.20)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA Life Solutions Balanced Fund Class R, SSgA Life Solutions Balanced Fund	Column		Label	1 Year		5 Years		10 Years
Return Before Taxes	SSgA Life Solutions Balanced Fund Class R Shares	[1]	Return Before Taxes	8.93%	[2]	1.30%	[2]	2.44%	[2]
Return After Taxes on Distributions	SSgA Life Solutions Balanced Fund Class R Shares	[1]	Return After Taxes on Distributions	8.45%	[2]	0.61%	[2]	1.78%	[2]
Return After Taxes on Distributions and Sale of Fund Shares	SSgA Life Solutions Balanced Fund Class R Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	5.80%	[2]	0.74%	[2]	1.72%	[2]
S&P 500 Index			S&P 500® Index	15.06%		2.29%		1.41%
Russell 3000 Index			Russell 3000® Index	16.93%		2.74%		2.16%
Barclays Capital U.S. Aggregate Bond Index			Barclays Capital U.S. Aggregate Bond Index	6.54%		5.80%		5.84%
MSCI EAFE Net Dividend Index			MSCI® EAFE® Net Dividend Index	7.75%		2.46%		3.50%
Composite Market Index			Composite Market Index	12.43%	[3]	4.45%	[3]	4.22%	[3]
[1]	Class R Shares began operating on May 14, 2004. Performance for the fund's Class R Shares before inception is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.
[2]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.
[3]	Composite Market Index is composed of Russell 3000® Index (50%), Barclays Capital U.S. Aggregate Bond Index (40%), and MSCI® EAFE® Net Dividend Index (10%) and shows how the fund's performance compares with the returns of a composite index that is weighted in the market sectors in which the Fund invests in amounts similar to the fund's investment objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA Life Solutions Growth Fund
FUND SUMMARY SSgA LIFE SOLUTIONS GROWTH FUND
INVESTMENT OBJECTIVE
SSgA Life Solutions Growth Fund seeks long term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Life Solutions Growth Fund Class R, SSgA Life Solutions Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Life Solutions Growth Fund Class R, SSgA Life Solutions Growth Fund
Management Fee		none
Distribution and Shareholder Service (12b-1) Fees		0.67%
Other Expenses		7.74%
Acquired Fund Fees and Expenses		0.36%
Total Annual Fund Operating Expenses	[1][2]	8.77%
Fee Waivers and/or Expense Reimbursements		none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	8.77%
[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the fund as a result of its investments in underlying funds. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights because the ratio does not include the underlying funds' fees and expenses.
[2]	Due to subsequent events, Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights.

EXAMPLE

This example is intended to help you compare the cost of investing in the Class R Shares of fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R Shares of the fund for the time periods indicated, and then redeem all of your Class R Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Life Solutions Growth Fund Class R, SSgA Life Solutions Growth Fund	860	2,507	4,028	7,340

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 50% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Growth Fund is a fund-of-funds, and generally invests substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities. The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds. From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Equity Securities.

•  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

•  Liquidity Risk—The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

• Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds. A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

• Sector. The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

• Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium-capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

• Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

• Foreign Securities, including Emerging Market Securities. To the extent the fund or an underlying fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

• Bonds. To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

• Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

• ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Life Solutions Growth Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 16.69%	December 31, 2008: (16.09)%	September 30, 2011: (8.93)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA Life Solutions Growth Fund Class R, SSgA Life Solutions Growth Fund	Column		Label	1 Year		5 Years		10 Years
Return Before Taxes	SSgA Life Solutions Growth Fund Class R Shares	[1]	Return Before Taxes	9.98%	[2]	0.74%	[2]	1.87%	[2]
Return After Taxes on Distributions	SSgA Life Solutions Growth Fund Class R Shares	[1]	Return After Taxes on Distributions	9.63%	[2]	0.19%	[2]	1.46%	[2]
Return After Taxes on Distributions and Sale of Fund Shares	SSgA Life Solutions Growth Fund Class R Shares	[1]	Return After Taxes on Distributions and Sale of Fund Shares	6.48%	[2]	0.36%	[2]	1.40%	[2]
S&P 500 Index			S&P 500® Index	15.06%		2.29%		1.41%
Russell 3000 Index			Russell 3000® Index	16.93%		2.74%		2.16%
Barclays Capital U.S. Aggregate Bond Fund Index			Barclays Capital U.S. Aggregate Bond Fund Index	6.54%		5.80%		5.84%
MSCI EAFE Net Dividend Index			MSCI® EAFE® Net Dividend Index	7.75%		2.46%		3.50%
Composite Market Index			Composite Market Index	13.92%	[3]	3.72%	[3]	3.46%	[3]
[1]	Class R Shares began operating on May 14, 2004. Performance for the fund's Class R Shares before inception is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.
[2]	The returns would have been lower without the contractual expense waiver and/or reimbursement.
[3]	Composite Market Index is composed of Russell 3000® Index (65%), Barclays Capital U.S. Aggregate Bond Index (15%), and MSCI® EAFE® Net Dividend Index (20%) and shows how the fund's performance compares with the returns of a composite index that is weighted in the market sectors in which the Fund invests in amounts similar to the fund's investment objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
SSgA Life Solutions Income and Growth Fund
FUND SUMMARY SSgA LIFE SOLUTIONS INCOME AND GROWTH FUND
INVESTMENT OBJECTIVE
SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (USD $)	SSgA Life Solutions Income and Growth Fund Class R, SSgA Life Solutions Income and Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Life Solutions Income and Growth Fund Class R, SSgA Life Solutions Income and Growth Fund
Management Fee		none
Distribution and Shareholder Service (12b-1) Fees		0.70%
Other Expenses		14.75%
Acquired Fund Fees and Expenses		0.37%
Total Annual Fund Operating Expenses	[1][2]	15.82%
Fee Waivers and/or Expense Reimbursements		none
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	15.82%
[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly by the fund as a result of its investments in underlying funds. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Financial Highlights because the ratio does not include the underlying funds' fees and expenses.
[2]	Due to subsequent events, Total Annual Fund Operating Expenses may be higher than the fund's ratio of expenses to average net assets shown in the Financial Highlights.

EXAMPLE

This example is intended to help you compare the cost of investing in the Class R Shares of fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in Class R Shares of the fund for the time periods indicated, and then redeem all of your Class R Shares of the fund at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Life Solutions Income and Growth Fund Class R, SSgA Life Solutions Income and Growth Fund	1,496	4,059	6,085	9,478

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Income and Growth Fund is a fund-of-funds, and generally invests substantially all of its investable assets in shares of various combinations of other SSgA Funds and exchange traded funds that are advised or sponsored by the advisor or its affiliates, commonly referred to as “underlying funds.” Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally bonds. The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international equities, and up to 20% in money market funds. From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment advisor periodically establishes specific percentage targets for each asset class based on the advisor’s outlook for the economy and the financial markets. The advisor then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets. The advisor periodically reallocates fund assets based on its reassessment of the economy and the financial markets. In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• Risks Common to Funds Investing Principally in Debt Instruments.

•  Interest Rate Risk—The risk that interest rates will rise, causing the value of the fund’s assets to fall.

•  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

•  Prepayment Risk (when repayment of principal occurs before scheduled maturity) and Extension Risk (when rates of repayment of principal are slower than expected)—Applicable primarily to mortgage-related securities, the risks that the underlying loan obligations may be refinanced (repaid) faster or slower than expected, causing the fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

•  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

• Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds. A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities. A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

• Sector. The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

• Large-Capitalization Securities. The fund’s or its underlying funds’ emphasis on securities issued by large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Medium-Capitalization Securities. The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium-capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

• Small-Capitalization Securities. The fund’s or its underlying funds’ investments in small-capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources. As a result, the performance of the fund may be more volatile than a fund that invests in large-cap stocks.

• Foreign Securities, including Emerging Market Securities. To the extent the fund or an underlying fund holds securities of foreign issuers, financial information concerning those issuers may be unavailable or more limited than information generally available from U.S. issuers, and it may have difficulty selling the securities or protecting its investment. Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars. For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

• Derivatives. The underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

• ETF Risk. To the extent the fund holds ETFs, it will be exposed to the risks inherent in certain ETF investments, such as passive strategy/index risk, index tracking risk, trading issues and fluctuation of net asset value and share premiums and discounts.

Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.

PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index. Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Life Solutions Income And Growth Fund

Highest Quarterly	Lowest Quarterly
Results (2001-2010)	Results (2001-2010)	Year-to-Date Ended

June 30, 2003: 10.09%	September 30, 2001: (5.80)%	September 30, 2011: (1.53)%

Average Annual Total Returns For the Periods Ending December 31, 2010:
Average Annual Total Returns SSgA Life Solutions Income and Growth Fund Class R, SSgA Life Solutions Income and Growth Fund	Column		Label	1 Year		5 Years		10 Years
Return Before Taxes	Life Solutions Income and Growth Fund	[1]	Return Before Taxes	8.31%	[2]	1.89%	[2]	2.86%	[2]
Return After Taxes on Distributions	Life Solutions Income and Growth Fund	[1]	Return After Taxes on Distributions	6.26%	[2]	0.45%	[2]	1.67%	[2]
Return After Taxes on Distributions and Sale of Fund Shares	Life Solutions Income and Growth Fund	[1]	Return After Taxes on Distributions and Sale of Fund Shares	5.38%	[2]	0.81%	[2]	1.76%	[2]
S&P 500 Index			S&P 500® Index	15.06%		2.29%		1.41%
Russell 3000 Index			Russell 3000® Index	16.93%		2.74%		2.16%
Barclays Capital U.S. Aggregate Bond Index			Barclays Capital U.S. Aggregate Bond Index	6.54%		5.80%		5.84%
MSCI EAFE Net Dividend Index			MSCI® EAFE® Net Dividend Index	7.75%		2.46%		3.50%
Composite Market Index			Composite Market Index	10.76%	[3]	5.03%	[3]	4.85%	[3]
[1]	Class R Shares began operating on May 14, 2004. Performance for the fund's Class R Shares before inception is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.
[2]	The returns would have been lower without the contractual expense waiver and/or reimbursement.
[3]	Composite Market Index is composed of Russell 3000® Index (35%), Barclays Capital U.S. Aggregate Bond Index (60%), and MSCI® EAFE® Net Dividend Index (5%) and shows how the fund's performance compares with the returns of a composite index that is weighted in the market sectors in which the Fund invests in amounts similar to the fund's investment objectives.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).